SHARE CAPITAL - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 EUR (€) € / shares shares	Dec. 31, 2019 EUR (€) shares
Disclosure of classes of share capital [line items]
Share capital | €	€ 2,799,253.44	€ 3,000,000
Nominal value of ordinary fully-paid shares (in EUR per share) | € / shares	€ 0.02
Number of vote rights per share	1
Antidilutive securities (in shares)	6,402,289
Ordinary shares
Disclosure of classes of share capital [line items]
Number of ordinary shares (in shares)	139,962,672	137,867,418